LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
LOSS PER SHARE

12.	LOSS PER SHARE

Basic earnings (loss) per share ("EPS") is calculated with reference to the weighted average number of common shares outstanding during the year.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2018	2017	2016
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(231,428)	(179,703)	(186,531)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2018	2017	2016
Basic and diluted loss per share:
Weighted average number of common shares outstanding	100,684	100,597	93,933

Loss per share are as follows:

	2018	2017	2016
Basic and diluted	$(2.30)	$(1.79)	$(1.99)

The effects of stock options and convertible bonds have been excluded from the calculation of diluted EPS for each of the years ended December 31, 2018, 2017 and 2016 because the effects were anti-dilutive.